CONSOLIDATED STATEMENT OF CASH FLOWS (in thousands) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (555,000)	$ (3,964,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	667,000	815,000
Equipment transferred to cost of goods sold	220,000	245,000
Share-based compensation	1,238,000	1,467,000
Impairment and related charges	0	943,000
Net change in:
Trade accounts receivable	(1,565,000)	1,664,000
Inventories	(750,000)	(414,000)
Other current assets	598,000	(398,000)
Accounts payable and accrued liabilities	94,000	(38,000)
Deferred revenue	539,000	(380,000)
Other long-term liabilities	251,000	(491,000)
Deposits and other long-term assets	673,000	1,182,000
Net cash provided by (used in) operating activities	1,410,000	631,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(623,000)	(860,000)
Cash provided by (used in) investing activities	(623,000)	(860,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock, less payments for shares withheld to cover tax	(423,000)	(144,000)
Cash provided by (used in) financing activities	(423,000)	(144,000)
Increase (decrease) in cash and cash equivalents	364,000	(373,000)
Effects of exchange rate changes on cash	(341,000)	604,000
Cash and cash equivalents at beginning of period	14,167,000	13,936,000
Cash and cash equivalents at end of period	14,190,000	14,167,000
Supplemental disclosure of cash flow information:
Cash paid during the period for: Income taxes	$ 415,000	$ 137,000